Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2021
Investments accounted for using the equity method
Investments accounted for using the equity method

42. Investments accounted for using the equity method

The details of carrying values and consolidation rates subject to equity accounting of joint ventures and associates are as follows:

a)	Joint Ventures

	31 December	31 December
	2021	2020
Sofra	13,202	11,959

b)	Associates

	31 December	31 December
	2021	2020
TOGG	665,382	91,967

The Group have capital commitment to TOGG amounting to EUR 115 million. As of 31 December 2021, the amount of EUR 64.8 million has been paid.

The movement of Joint Ventures and associates is as follows:

	31 December	31 December
	2021	2020
Opening balance	103,926	41,701
Shares of profit/(loss)	90,090	(13,775)
Contribution to capital increase	484,568	76,000
	678,584	103,926